CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 3,632	$ 3,587
Marketable securities	3,000
Trade receivables	2,700	1,710
Restricted cash	597	603
Prepaid expenses	267	191
Deferred taxes	184
Other current assets	552	523
Total current assets	10,932	6,614
LONG-TERM ASSETS:
Marketable securities	3,147	5,839
Severance pay fund	137	149
Other assets	45	51
Property and equipment, net	439	560
Total long-term assets	3,768	6,599
Total assets	14,700	13,213
CURRENT LIABILITIES:
Trade payables	1,208	1,008
Accrued expenses and other liabilities	1,639	1,603
Deferred revenues	1,989	2,332
Total current liabilities	4,836	4,943
LONG-TERM LIABILITIES:
Deferred revenues	526
Deferred taxes	113
Accrued severance pay	354	359
Other long-term liabilities	128	168
Total long-term liabilities	1,121	527
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2013 and 2012; Issued: 5,270,930 shares at December 31, 2013 and 2012; Outstanding: 4,159,134 shares at December 31, 2013 and 2012	60	60
Additional paid-in capital	75,955	75,860
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2013 and 2012	(17,863)	(17,863)
Accumulated other comprehensive income, net	2,069	1,282
Accumulated deficit	(51,478)	(51,596)
Total shareholders' equity	8,743	7,743
Total liabilities and shareholders' equity	$ 14,700	$ 13,213